Borrowings - Borrowings repayment schedule (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 30,794	£ 28,730	£ 26,625
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	4,072	4,472
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,212	2,393
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,664	1,990
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Borrowings	757	1,553
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,122	714
Borrowings Paid By Instalments | More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	870	959
Borrowings Paid By Other Than Instalments | More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 19,097	£ 16,649